Goodwill (Impairment test for goodwill) (Carrying amounts of major goodwill allocated to individual CGUs) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 14,738,016	¥ 15,934,955	¥ 15,934,955	¥ 15,572,227
Yunhe Power (viii)
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	295,001	700,346
Linyi Power
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	382,500	541,307
Wuhan Power
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	518,484	518,484
Liaocheng Co-generation
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	429,750	495,448
Tuas Power
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	10,666,426	11,190,944
Yantai Power Plant
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	31,706	62,837
Yichun Thermal Power
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 24,397	¥ 48,453